WARRANTS AND DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Warrants And Derivative Liability
Summarizes of stock option activity
	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2018	8,480,000	$0.165
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding, November 30, 2018	8,480,000	$0.165

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2017	-	$-
Granted	8,480,000	0.165
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding, August 31, 2018	8,480,000	$0.165

Summarizes of outstanding and exercisable of stock options
	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.165	$8,480,000	$0.165	2.92	8,480,000	$0.165
	8,480,000	$0.165	2.92	8,480,000	$0.165

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.165	$8,480,000	$0.165	2.92	8,480,000	$0.165
	8,480,000	$0.165	2.92	8,480,000	$0.165